General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of exercise control

The following table details the entities controlled by Itaú Corpbanca:

				Ownership percentage
			Functional	As of December 31, 2021			As of December 31, 2020
	Market	Country	currency	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%
Itaú Corredores de Bolsa Limitada (1)	National	Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Administradora General de Fondos S.A. (1)		Chile	Ch$	99.994	0.006	100.000	99.994	0.006	100.000
Itaú Corredores de Seguros S.A. (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Asesorías Financieras Limitada (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Recaudaciones y Cobranzas Limitada (1)		Chile	Ch$	99.990	0.010	100.000	99.990	0.010	100.000
Itaú Corpbanca New York Branch (1) (4)	Foreign	USA	US$	100.000	0.000	100.000	100.000	0.000	100.000
Itaú Corpbanca Colombia S.A. (2)		Colombia	COP$	87.100	0.000	87.100	87.100	0.000	87.100
Itaú Corredor de Seguro Colombia S.A. (2)		Colombia	COP$	79.985	0.000	79.985	79.985	0.000	79.985
Itaú Securities Services Colombia S.A. (2)		Colombia	COP$	5.499	82.310	87.809	5.499	82.310	87.809
Itaú Comisionista de Bolsa Colombia S.A (2)		Colombia	COP$	2.219	85.166	87.385	2.219	85.166	87.385
Itaú Asset Management Colombia S.A. Sociedad Fiduciaria (2)		Colombia	COP$	0.000	87.083	87.083	0.000	87.083	87.083
Itaú (Panamá) S.A. (3)		Panama	US$	0.000	87.100	87.100	0.000	87.100	87.100

(1) Companies regulated by the Commission for the Financial Market (CMF) of Chile.

(2) Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the CMF.

(3) Company regulated by the Superintendency of Banks of Panama.

(4) Company regulated by Office of the Comptroller of the Currency (OCC) and Federal Reserve (FED).

Schedule of Associate entity interests

The following entities are classified as “Associates” and are accounted for using the equity method, according to IAS 28:

El 20
			As of December 31,	As of December 31,
Associate	Main Operation	Operation Place	2021	2020

			% Share	% Share
Nexus S.A (*)	Credit and debit card operator	Santiago, Chile	—%	14.8148%
Transbank S.A	Credit card operator	Santiago, Chile	8.7188%	8.7188%
Combanc S.A (**)	High value payment clearing house	Santiago, Chile	9.8100%	—%
Imerc OTC S.A(**)	Administration of clearing and settlement systems for financial instruments	Santiago, Chile	8.6624%	—%

(*)     On November 30, 2021, the Bank entered into a sales agreement for the total shares of Operadora de Tarjetas de Crédito Nexus S.A., given the commitment the Bank has classify this asset as held for sale. See Note 12.

(**)    As of May of 2021, Management concluded that the Bank gained significant influence over Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. (hereinafter, “Combanc S.A.”) and over Servicios de Infraestructura de Mercado OTC S.A (hereinafter, “Imerc OTC S.A.”). The conclusion was based on the fact that the Bank can elect one of the members of the Board of Directors in each of these entities, in addition factors, such as significant transactions between the Bank and these entities, exchange of essential technical information with its investees and other factors, the Bank has significant influence in the financial and operating decision-making of these investees, but does not control them. Consequently, the equity method has been applied.